Income Tax (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Tax [Line Items]
Applicable tax rate		30.00%	30.00%	30.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		$ 2,587,954	$ 1,962,545
Scenario plan for tax [Member]
Disclosure of Income Tax [Line Items]
Applicable tax rate	21.00%
Country of domicile [member]
Disclosure of Income Tax [Line Items]
Applicable tax rate		30.00%
Foreign countries [member]
Disclosure of Income Tax [Line Items]
Applicable tax rate		38.79%